Accounts payable and accrued liabilities	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

7.Accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following amounts:

	January 31,	March 31,
	2024	2023
Trade payables	847,751	1,636,034
Accrued liabilities	262,813	162,565
Total	1,110,564	1,798,599

6.Accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following amounts:

	March 31,	March 31,	March 31,
	2023	2022	2021
Trade payables	2,203,468	46,054	16,976
Accrued liabilities	219,999	118,446	110,614
Total	2,423,467	164,500	127,590